BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

		Coupon					Percent
		Interest	Maturity	Face		Market	of Net
Debt Issuer		Rate	Date	Amount	Cost	Value	Assets
FIXED INCOME:
CORPORATE BONDS:
FIRST CITIZENS		5.800%	12/31/2049	$250,000	$252,442	$248,012
FPL GROUP CAP INC		6.350%	10/1/2066	586,000	562,951	512,673
PP&L CAP FUNDING FLT RATE		5.051%	3/30/2067	250,000	250,000	225,001
TRANSCANADA PIPELINES LTD		6.350%	5/15/2067	250,000	199,184	210,625
LEHMAN BROTHERS HLDGS NIKKEI INDEX	[1,2,3]	0.000%	9/29/2008	3,000,000	1,602,412	-
LEHMAN BROTHERS HLDGS EAFE INDEX	[1,2,3]	0.000%	11/15/2008	1,000,000	525,785	-
LEHMAN BROTHERS HLDGS MEDIUM TERM NOTE	[1,2,3]	0.000%	3/15/2011	2,500,000	1,334,135	-
				7,836,000	4,726,909	1,196,311	3.11%

TOTAL INVESTMENTS IN FIXED INCOME				$7,836,000	$4,726,909	$1,196,311	3.11%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2023

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets
MUTUAL FUNDS:

BOND MUTUAL FUNDS:

MFC BLACKROCK TAXABLE MUNICIPAL BOND TRUST		85,933	$1,478,174	$1,410,161
GUGGENHEIM TAXABLE MUNICIPAL BOND & INV GRADE DEBT TRUST		30,698	512,024	511,428
TOTAL BOND MUTUAL FUNDS			1,990,198	1,921,589	5.00%

STOCK MUTUAL FUNDS:

INTERNATIONAL EQUITIES
Diversified Emerging Markets
ADVISORS SER TR PZENA EMG MK INS		25,492	255,568	332,671
			255,568	332,671	0.87%

SPECIALTY FUNDS
Conservative Allocation
NEXPOINT MERGER ARBITRAGE		52,419	1,050,669	1,011,692
			1,050,669	1,011,692	2.63%

Precious Metals
ISHARES SILVER TRUST	[3]	1,252	21,040	28,408
SPDR GOLD SHARES	[3]	260	25,315	47,411
VANECK VECTORS GOLD MINERS		571	16,168	17,935
			62,523	93,754	0.24%

TOTAL STOCK MUTUAL FUNDS			1,368,760	1,438,117	3.74%

TOTAL INVESTMENTS IN MUTUAL FUNDS			$3,358,958	$3,359,706	8.75%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2023

			Market	Percent of
Company Name		Cost	Value	Net Assets
OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
BAM CREDIT OPPORTUNITIES FUND	[2,3,6]	$733,155	$874,718
ELLIOTT ASSOCIATES LP CL B	[2,3]	1,000,000	6,045,003
GRAHAM INSTITUTIONAL PARTNERS LP	[2,3]	2,365,123	3,140,277
GREENLIGHT MASTERS QUALIFIED LP	[2,3]	500,000	2,932,225
INFINITY PREMIER FUND, LP	[2,3]	500,000	2,151,776
LITESPEED PARTNERS, LP	[2,3]	-	28,316
MUDRICK DISTRESSED OPPORTUNITY DRAWDOWN FUND II, L.P.	[2,3]	2,601,074	3,614,271
OAKTREE ENHANCED INCOME FUND II, LP	[2,3]	-	14,326
OLD WELL EMERGING MARKETS FUND	[2,3]	1,000,000	861,637
OLD WELL EMERGING SPECIAL OPPORTUNITIES FUND	[2,3]	200,000	177,798
SEGRA RESOURCE ONSHORE PARTNERS, LP	[2,3]	125,000	496,729
SJC ONSHORE DIRECT LENDING FUND IV - 5 YEAR, L.P.	[2,3]	1,904,747	1,953,556
VIRGO SOCIETAS III (ONSHORE) LP	[2,3]	116,298	100,523
TOTAL LIMITED PARTNERSHIPS		11,045,397	22,391,155	58.29%

TOTAL OTHER INVESTMENTS		$11,045,397	$22,391,155	58.89%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2023

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets
COMMON STOCKS:

COMMUNICATION SERVICES
Communication Services	8,759	ACTIVISION BLIZZARD, INC	$695,911	$812,485
	238	BCE INC COM	10,963	10,286
	2,500	LUMEN TECHNOLOGIES, INC.	27,718	4,475
	63	SK TELECOM LTD SPONSORED A	1,262	1,264
	377	TELEFONICA S A SPONSORED A	60	1,591
			735,914	830,101	2.16%

Media and Entertainment	740	ALPHABET INC CAP STK CL C	47,706	98,501
	514	ALPHABET INC.	46,098	68,218
	204	META PLATFORMS INC CL A	19,475	64,995
			113,279	231,714	0.60%

Interactive Home Entertainment	8,760	NINTENDO LTD ADR	98,661	98,813
			98,661	98,813	0.26%

TOTAL COMMUNICATION SERVICES			947,854	1,160,628	3.02%

CONSUMER DISCRETIONARY
Specialty Retail	100	GENUINE PARTS CO COM	14,796	15,572
			14,796	15,572	0.04%

TOTAL CONSUMER DISCRETIONARY			14,796	15,572	0.04%

CONSUMER STAPLES

Discount Stores	1,584	DOLLAR GEN CORP COM	242,669	267,474
			242,669	267,474	0.70%

Food & Staples Retailing	131	KROGER CO COM	4,133	6,372
	76	WAL-MART STORES INC COM	10,261	12,149
			14,394	18,521	0.05%

Food, Beverage & Tobacco	91,645	AMBEV SA SPONSORED ADR	247,353	285,932
	4,139	ANHEUSER-BUSCH INBEV SA/NV	231,583	237,165
	7,606	BRITISH AMER TOBACCO PLC	263,571	256,170
	104	COCA COLA CO COM	4,970	6,441
	5,531	COCA COLA FEMSA S A B SPON	311,662	466,374
	78	CONSTELLATION BRANDS CL A	7,076	21,278
	5,835	DANONE SPONSORED ADR	64,507	71,479
	1,602	FOMENTO ECONOMICO MEXI SPO	115,166	181,426
	100	GENERAL MILLS INC COM	7,617	7,474
	5,297	PHILIP MORRIS INTL COM	508,433	528,217
			1,761,938	2,061,956	5.37%

Household & Personal Products	126	KIMBERLY CLARK CORP COM	17,492	16,267
	11	PROCTER & GAMBLE CO COM	737	1,719
			18,229	17,986	0.05%

TOTAL CONSUMER STAPLES			2,037,230	2,365,937	6.16%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2023

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets
COMMON STOCKS:

ENERGY
Energy	250	CHENIERE ENERGY, INC.	42,466	40,465
	1,200	CVR ENERGY, INC.	43,491	44,088
	159	CRESTWOOD EQUITY PARTNERS	3,370	4,632
	500	DEVON ENERGY CORP NEW COM	35,636	27,000
	1,500	FREEHOLD ROYALTIES, LTD	19,007	15,870
	2,000	FLEX LNG LTD.	62,848	63,640
	473	SUNOCO INC COM	13,246	21,682
			220,064	217,377	0.57%

Pipelines	181	DELEK LOGISTICS PARTNERS LP	5,334	8,619
	630	ENBRIDGE INC	18,339	23,184
			23,673	31,803	0.08%

TOTAL ENERGY			243,737	249,180	0.65%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2023

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets
COMMON STOCKS:

FINANCIALS
Banks	263	BANK OF AMERICA CORP COM	6,063	8,416
	1	SVB FINANCIAL GROUP COM	340	-
	394	TRUIST FINANCIAL CORP COM	13,819	13,089
			20,222	21,505	0.06%

Diversified Financials	1,312	ALLIANCE BERNSTEIN HLDG UN	54,060	42,233
	179	BERKSHIRE HATHAWAY INC CL B	36,098	63,001
	756	BLACKSTONE GROUP LP COM	24,342	79,221
	420	CARLYLE GROUP LP COM	9,160	14,973
	36	CME GROUP	5,993	7,163
	263	COMPASS DIVERSIFIED HOLDINGS	3,600	5,925
	918	GOLUB CAPITAL BDC INC COM	-	12,788
	51	INTERNCONTINENTAL EXCHANGE COM	3,817	5,855
	52	MORGAN STANLEY COM NEW	2,956	4,761
	1,000	PAYPAL HLDGS INC COM	67,089	75,820
	1,195	THE CHARLES SCHWAB CORPORATION	66,993	78,990
			274,108	390,730	1.02%

Insurance	79	AON PLC SHS CL A	6,409	25,162
	263	OLD REP INTL CORP COM	4,433	7,251
	129	TRAVELERS COMPANIES COM	10,711	22,266
	263	ZURICH INS GROUP LTD SPONS ARD	6,984	12,687
			28,537	67,366	0.18%

TOTAL FINANCIALS			322,867	479,601	1.25%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2023

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets
COMMON STOCKS:

HEALTH CARE
Health Care Equipment & Services	1,987	CARDINAL HEALTH INC COM	113,968	181,751
	157	DAVITA HEALTHCARE PART COM	12,098	16,012
	365	HOLOGIC INC COM	18,730	28,988
	48	LABORATORY CORP AMER HLDGS	5,942	10,269
	306	MCKESSON CORP COM	75,529	123,134
	206	QUEST DIAGNOSTICS INC COM	24,052	27,853
	24	STRYKER CORP	4,486	6,802
			254,805	394,809	1.03%

Pharmaceuticals & Biotechnology	180	ABBVIE INC	14,611	26,924
	524	ASTRAZENECA PLC SPONSORED	13,125	37,571
	6,494	BAYER A G SPONSORED ADR	105,378	94,813
	79	BRISTOL MYERS SQUIBB CO CO	4,564	4,913
	135	ELI LILLY & CO COM	5,947	61,364
	48	FORTREA HOLDINGS INC.	980	1,534
	20	IQVIA HOLDINGS INC COM	1,982	4,475
	79	MERCK & CO INC COM	5,654	8,425
	5,959	PFIZER INC COM	289,640	214,882
	52	SEATTLE GENETICS INC COM	2,555	9,973
			444,436	464,874	1.21%

TOTAL HEALTH CARE			699,241	859,683	2.24%

INDUSTRIALS
Capital Goods	76	3M COMPANY	11,504	8,474
	208	ABB LTD SPONSORED ADR	5,057	8,320
	308	LOCKHEED MARTIN CORP COM	132,921	137,482
			149,482	154,276	0.40%

Commercial Services & Supplies	24	WASTE MGMT INC DEL COM	835	3,931
			835	3,931	0.01%

Transportation	313	FORTRESS TRANS INFRST COM	4,997	10,082
	313	FTAI INFRASTRUCTURE INC.	-	1,111
			4,997	11,193	0.03%

Transportation Infrastructure	1,401	GRUPO AEROPORTUARIO DE SPO	71,975	126,931
	436	GRUPO AEROPORTUARIO DE SPO	80,924	123,384
	692	GRUPO AEROPUERTO DEL P SPO	95,779	131,729
			248,678	382,044	0.99%

TOTAL INDUSTRIALS			403,992	551,444	1.44%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2023

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets
COMMON STOCKS:

INFORMATION TECHNOLOGY

Hardware & Equipment	535	CISCO SYSTEMS INC	20,733	27,841
	498	CORNING INC COM	10,201	16,902
			30,934	44,743	0.12%

Software & Services	61	MICROSOFT CORP COM	8,924	20,491
	238	ORACLE CORP COM	15,727	27,901
			24,651	48,392	0.13%

Technology Hardware & Equipment	629	APPLE INC COM	44,179	123,567
	2,470	INTEL CORP COM	101,920	88,352
	102	NETAPP INC COM	5,350	7,957
	140	SEAGATE TECHNOLOGY SHS	5,333	8,890
			156,782	228,766	0.60%

Technology	1,542	FISERV INC COM	152,103	194,616
			152,103	194,616	0.51%

TOTAL INFORMATION TECHNOLOGY			364,470	516,517	1.34%

MATERIALS	500	BHP GROUP LIMITED	27,434	31,325
	158	CHEMOURS CO COM	2,551	5,843
	400	CVR PARTNERS, LP	50,841	37,264
	104	DOW CHEM CO COM	5,163	5,873
	124	F M C CORP COM	9,971	11,933
	10	MITSUI & CO LTD SPONSORED	3,643	7,865
	500	RIO TINTO GROUP	30,368	33,275
	600	SOCIEDAD QUIMICA MINER SPON ADR	49,514.00	44,214.00
TOTAL MATERIALS			179,485	177,592	0.46%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2023

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets
COMMON STOCKS:

REAL ESTATE
Real Estate	101	DIGITAL RLTY TR INC COM	11,872	12,586
	630	EASTERLY GOVT PPTYS COM	12,410	9,299
	524	HANNON ARMSTRONG SUST COM	8,023	13,681
	840	IRON MTN INC NEW COM	34,076	51,576
	789	MEDICAL PPTYS TR INC COM	10,742	7,961
	104	OMEGA HEALTHCARE INVS COM	3,026	3,318
	157	TRITON INTL LTD CL A	8,995	13,237
	22	W P CAREY & CO LLC COM	1,405	1,486
			90,549	113,144	0.29%

TOTAL REAL ESTATE			90,549	113,144	0.29%

UTILITIES	100	AMERICAN STS WTR CO COM	8,027	8,841
	1,000	BROOKFIEL RENEWABLE PARTNERS L.P.	29,812	29,150
	339	DOMINION RES INC VA COM	17,456	18,153
	174	DUKE ENERGY CORP COM	15,663	16,290
	51	ENTERGY CORP NEW COM	3,539	5,238
	180	NEXTERA ENERGY INC COM	13,503	13,194
	262	SOUTHERN CO COM	11,431	18,953
	116	WEC ENERGY GROUP INC COM	4,622	10,424
TOTAL UTILITIES			104,053	120,243	0.31%

RIGHTS ATTACHED TO COMMON STOCKS
	725	OCCIDENTAL PETROLEUM CORP COM	-	29,856
			-	29,856	0.08%

TOTAL INVESTMENTS IN COMMON STOCKS			$5,408,274	$6,639,397	17.29%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2023

				Percent
	Contracts		Market	of Net
Company Name	Held	Cost	Value	Assets
CALL OPTIONS:
	-	$-	$-	0.00%

TOTAL INVESTMENTS IN OPTIONS		$-	$-	0.00%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2023

		Coupon					Percent
		Interest	Maturity	Shares		Market	of Net
Company Name		Rate	Date	Held	Cost	Value	Assets
PREFERRED STOCKS:
COMPASS DIV HOLDINGS FIXED FLTG RAT CUM PFD	[4,5]	7.875%	N/A	4,000	$93,349	$98,000

TOTAL INVESTMENTS IN PREFERRED STOCKS					$93,349	$98,000	0.26%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Concluded) (Unaudited)
July 31, 2023

			Market	Percent of
	Company Name	Cost	Value	Net Assets
Short-term Investments	MFB NI Treasury Money Market Fund	$3,688,535	$3,688,535	9.60%

TOTAL INVESTMENTS - MARKET VALUE			37,373,104	97.30%

TOTAL OTHER LIABILITES IN EXCESS OF ASSETS			1,037,573	2.70%

TOTAL NET ASSETS			$38,410,677	100.00%

1In default

2Market value ratified by the Fund's Board of Directors per policy.

3Non-income producing security

4Perpetual security.  Maturity date is not applicable.

5Variable rate security.  The rate shown is the coupon as of the end of the reporting period.

6Affiliate Investment

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)
July 31, 2023

				Percent
	Contracts		Market	of Net
Company Name	Held	Cost	Value	Assets
CALL OPTIONS:
None	-
TOTAL CALL OPTIONS - LIABILITIES		$-	$-	0.00%

PUT OPTIONS:
None	-	-	-
TOTAL PUT OPTIONS - LIABILITIES		-	-	0.00%

TOTAL CALL AND PUT OPTIONS - LIABILITIES		$-	$-	0.00%

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

July 31, 2023

1.	ORGANIZATION

BMC Fund, Inc. (the “Company”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

A. Basis of Presentation – The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) as detailed in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”). The Company also follows the accounting and reporting guidance applicable to investment companies in ASC Topic 946, Financial Services – Investment Companies.

B. Investment Valuations – The investment securities are stated at fair value as determined by closing prices on national securities exchanges or based on inputs other than quoted prices on national securities exchanges.. Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Company’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change, and ratified by the Company’s Board of Directors. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

Pursuant to ASC Topic 820, Fair Value Measurement, the Fund may elect to use net asset value per share or its equivalent (“NAV”) as a practical expedient to measure the Company’s interest in certain pooled investment companies at fair value, unless it is probable that the investment will be sold at a value different from its NAV. However, in order for the Company to use this methodology, the investment company must calculate NAV in a manner consistent with the measurement principles established by ASC Topic 820. The Company is using the practical expedient.

C. Investment Transactions – Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Realized gains and losses on foreign currency transactions are included with realized gains and losses on investments.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

July 31, 2023

D. Option Writing – When the Company writes an option, an amount equal to the premium received by the Company is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Company on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

E. Income Taxes – No federal tax provision is required as it is the Company’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax-exempt status of a regulated investment company.

The Company did not have an accrual for uncertain tax positions as deductions taken and benefits accrued are based on widely understood administrative practices and procedures, and are based on clear and unambiguous tax law. Tax returns for all years 2018 and thereafter are subject to possible future examinations by tax authorities.

F. Dividend Policy – It is the Company’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

G. Cash and Short-Term Investments – For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

H. Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

July 31, 2023

I. Fair Value Measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation techniques. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available. Valuation techniques that are consistent with the market or income approach are used to measure fair value. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Company's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

July 31, 2023

The following table summarizes fair value information for assets and liabilities measured on a recurring basis as of July 31, 2023.

Asset Description (1)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income	$1,196,311	$-	$-	$1,196,311
Bond Mutual Funds	1,921,589	-	-	1,921,589
Stock Mutual Funds	1,438,117	-	-	1,438,117
Common Stocks – Publicly Traded	6,639,397	-	-	6,639,397
Preferred Stocks – Publicly Traded	98,000	-	-	98,000
Cash and Cash Equivalents	3,688,535	-	-	3,688,535
Limited Partnerships – Measured at NAV (1)	-	-	-	22,391,155
Total Investments	$14,981,949	$-	$-	$37,373,104

(1)	Certain investments measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in these tables are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

3.	UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as January 31, 2023, were as follows:

Gross appreciation (excess of value over tax cost)	$13,064,668
Gross depreciation (excess of tax cost over value)	(4,012,986)
Net unrealized appreciation	$9,051,682
Cost of investments for income tax purposes	$28,321,422

4.	OPTIONS WRITTEN

The Company did not have any cash or securities pledged as collateral for written options and there were no outstanding written options at July 31, 2023.

5.	IMPAIRED SECURITIES

Selected securities at the end of the year have significant investment impairment issues. These selected securities have an aggregate cost basis of $3,462,332 and have been assigned no value at July 31, 2023.